UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21063
                                                    ---------------

                         BACAP Opportunity Strategy, LLC
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 Dover, DE 19901
             -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 646-313-8796
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                          -------------------

                  Date of reporting period: September 30, 2004
                                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             COMMON STOCK - 119.32%
             APPLICATIONS SOFTWARE - 8.02%
  150,840      Microsoft Corp.                          (a)(b)    $    4,171
   25,826      Quest Software, Inc.*                    (a)              287
   45,320      Siebel Systems, Inc.*                    (a)              342
                                                                  ----------
                                                                       4,800
                                                                  ----------
             BROADCASTING SERVICES / PROGRAMMING - 0.70%
   47,950      Liberty Media Corp., Class A*                             418
                                                                  ----------
             CABLE TELEVISION - 2.33%
   19,950      Comcast Corp., Special Class A*          (a)              557
   26,990      EchoStar Communications Corp.,
                 Class A*                               (a)              840
                                                                  ----------
                                                                       1,397
                                                                  ----------
             CASINO SERVICES - 1.03%
   32,360      Scientific Games Corp.*                                   618
                                                                  ----------
             CHEMICALS - SPECIALTY - 1.48%
   28,140      Ecolab, Inc.                                              885
                                                                  ----------
             COMPUTER AIDED DESIGN - 0.62%
   70,010      Parametric Technology Corp.*             (a)              370
                                                                  ----------
             COMPUTER DATA SECURITY - 0.17%
   30,150      BindView Development Corp.*              (a)              100
                                                                  ----------
             COMPUTER SERVICES - 0.50%
   20,250      LivePerson, Inc.*                                          66
    9,720      SunGard Data Systems, Inc.*                               231
                                                                  ----------
                                                                         297
                                                                  ----------
             COMPUTERS - 6.91%
  116,150      Dell, Inc.*                              (a)            4,135
                                                                  ----------
             COMPUTERS - MEMORY DEVICES - 4.51%
   74,870      SanDisk Corp.*                           (a)            2,180
   58,820      Western Digital Corp.*                   (a)              517
                                                                  ----------
                                                                       2,697
                                                                  ----------
             COMPUTERS - PERIPHERAL EQUIPMENT - 0.10%
    5,960      Interphase Corp.*                        (a)               59
                                                                  ----------
             CONSULTING SERVICES - 0.87%
   42,800      DiamondCluster International, Inc.*      (a)              522
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             COMMON STOCK (CONTINUED)
             DATA PROCESSING / MANAGEMENT - 1.85%
   31,050      NAVTEQ Corp.*                            (a)       $    1,107
                                                                  ----------
             DRUG DELIVERY SYSTEMS - 0.32%
   16,870      Alkermes, Inc.*                          (a)              195
                                                                  ----------
             E-COMMERCE / SERVICES - 0.58%
  149,900      HomeStore, Inc.*                         (a)              346
                                                                  ----------
             ELECTRONIC COMPONENTS - MISCELLANEOUS - 4.35%
   78,600      Flextronics International, Ltd.*         (a)            1,041
   17,370      Jabil Circuit, Inc.*                                      400
   72,370      Solectron Corp.*                         (a)              358
   62,550      Vishay Intertechnology, Inc.*                             807
                                                                  ----------
                                                                       2,606
                                                                  ----------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 19.35%
  139,090      Altera Corp.*                            (a)            2,722
  150,080      ATI Technologies, Inc.*                  (a)            2,301
  106,110      Intel Corp.                              (a)            2,128
   59,050      National Semiconductor Corp.                              915
   16,660      Silicon Laboratories, Inc.*                               551
   25,311      Volterra Semiconductor Corporation*                       315
   98,280      Xilinx, Inc.                             (a)            2,653
                                                                  ----------
                                                                      11,585
                                                                  ----------
             ELECTRONIC DESIGN AUTOMATION - 0.42%
   19,250      Cadence Design Systems, Inc.*            (a)              251
                                                                  ----------
             ENTERPRISE SOFTWARE / SERVICES - 4.64%
   19,230      BEA Systems, Inc.*                       (a)              133
   26,760      Informatica Corp.*                       (a)              157
   40,790      Micromuse, Inc.*                         (a)              150
   40,290      Novell, Inc.*                            (a)              254
  142,840      Oracle Corp.*                            (a)            1,611
   38,310      Ultimate Software Group, Inc.*           (a)              470
                                                                  ----------
                                                                       2,775
                                                                  ----------
             ENTERTAINMENT SOFTWARE - 1.74%
   40,590      Activision, Inc.*                        (a)              563
   24,540      THQ, Inc.*                               (a)              478
                                                                  ----------
                                                                       1,041
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             COMMON STOCK (CONTINUED)
             GAMBLING (NON-HOTEL) - 0.23%
   50,840      Youbet.com, Inc.*                                  $      140
                                                                  ----------
             HUMAN RESOURCES - 1.45%
   41,785      51job, Inc.  -  ADR*                                      867
                                                                  ----------
             IDENTIFICATION SYSTEMS / DEVICES - 1.25%
   41,100      Cogent, Inc.*                                             749
                                                                 ----------
             INTERNET APPLICATION SOFTWARE - 0.34%
   23,390      BroadVision, Inc.*                       (a)               68
   26,270      MatrixOne, Inc.*                         (a)              133
                                                                  ----------
                                                                         201
                                                                  ----------
             INTERNET CONTENT - ENTERTAINMENT - 0.46%
   11,523      Shanda Interactive Entertainment,
                 Ltd. - ADR*                                             277
                                                                  ----------
             INTERNET SECURITY - 1.40%
   47,050      Secure Computing Corp.*                  (a)              357
   24,320      VeriSign, Inc.*                                           484
                                                                  ----------
                                                                         841
                                                                  ----------
             MEDICAL - BIOMEDICAL / GENETICS - 2.96%
    6,150      Chiron Corp.*                            (a)              272
   27,590      Genzyme Corp.*                           (a)            1,501
                                                                  ----------
                                                                       1,773
                                                                  ----------
             MEDICAL - DRUGS - 1.58%
   46,700      Angiotech Pharmaceuticals, Inc.*         (a)              947
                                                                  ----------
             MEDICAL - GENERIC DRUGS - 0.35%
   13,730      Impax Laboratories, Inc.*                                 211
                                                                  ----------
             MEDICAL PRODUCTS - 1.04%
   10,000      Henry Schein, Inc.*                      (a)              623
                                                                  ----------
             MULTIMEDIA - 0.40%
   42,150      Gemstar-TV Guide International, Inc.*    (a)              238
                                                                  ----------
             NETWORKING PRODUCTS - 2.27%
   57,540      Juniper Networks, Inc.*                  (a)            1,358
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------

             COMMON STOCK (CONTINUED)
             POWER CONVERSION/SUPPLY EQUIPMENT - 0.28%
   18,030      Advanced Energy Industries, Inc.*        (a)       $      167
                                                                  ----------
             RACETRACKS - 3.51%
   42,090      International Speedway Corp., Class A    (a)            2,100
                                                                  ----------
             RADIO - 0.48%
    9,290      XM Satellite Radio Holdings, Inc.,
                 Class A*                                                288
                                                                  ----------
             RETAIL - DISCOUNT - 0.48%
   10,500      BJ's Wholesale Club, Inc.*                                287
                                                                  ----------
             RETAIL - MAIL ORDER - 1.92%
   30,600      Williams-Sonoma, Inc.*                   (a)            1,149
                                                                  ----------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.36%
   61,560      Analog Devices, Inc.                     (a)            2,387
   22,870      Cypress Semiconductor Corp.*             (a)              202
   28,440      Integrated Device Technology, Inc.*      (a)              271
  123,840      Marvell Technology Group, Ltd.*          (a)            3,236
    7,840      Maxim Integrated Products, Inc.          (a)              332
  148,741      Taiwan Semiconductor Manufacturing
                 Company, Ltd. - Sponsored ADR          (a)            1,062
  107,499      United Microelectronics Corp. -
               Sponsored ADR*                           (a)              363
   53,050      Vitesse Semiconductor Corp.*             (a)              145
                                                                  ----------
                                                                       7,998
                                                                  ----------
             SEMICONDUCTOR EQUIPMENT - 11.72%
   53,050      Applied Materials, Inc.*                 (a)              875
   53,800      Brooks Automation, Inc.*                 (a)              761
   12,510      FormFactor, Inc.*                                         242
   17,760      KLA-Tencor Corp.*                                         737
   65,980      Lam Research Corp.*                      (a)            1,444
   15,670      MKS Instruments, Inc.*                   (a)              240
   44,420      Teradyne, Inc.*                          (a)              595
   96,060      Tessera Technologies, Inc.*              (a)            2,123
                                                                  ----------
                                                                       7,017
                                                                  ----------
             TELECOMMUNICATION EQUIPMENT - 2.70%
   51,850      Arris Group, Inc.*                       (a)              271
   73,870      Avaya, Inc.*                             (a)            1,030
   33,430      Symmetricom, Inc.*                       (a)              316
                                                                  ----------
                                                                       1,617
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.06%
   57,470      Harmonic, Inc.*                          (a)       $      382
  125,407      JDS Uniphase Corp.*                      (a)              423
   63,170      MRV Communications, Inc.*                (a)              158
  151,041      Oplink Communications, Inc.*             (a)              270
                                                                  ----------
                                                                       1,233
                                                                  ----------
             THERAPEUTICS - 2.19%
   35,130      Gilead Sciences, Inc.*                   (a)            1,313
                                                                  ----------
             TRANSPORT - SERVICES - 2.65%
   69,270      Sirva, Inc.*                             (a)            1,586
                                                                  ----------
             WEB PORTALS / ISP - 3.31%
   15,290      Google, Inc., Class A*                                  1,982
                                                                  ----------
             WIRELESS EQUIPMENT - 0.44%
   14,460      Motorola, Inc.                                            261
                                                                  ----------
             TOTAL COMMON STOCK (COST $73,483)                    $   71,427
                                                                  ----------

 CONTRACTS
------------
             PURCHASED OPTIONS - 3.10%
             CALL OPTIONS - 1.78%

             APPLICATIONS SOFTWARE - 0.00%
      342      Microsoft Corp., 10/16/04, $30.00                           2
                                                                  ----------
             COMPUTERS - 0.06%
      140      Apple Computer, Inc., 10/16/04, $37.50                     33
                                                                  ----------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.07%
      350      NVIDIA Corp., 12/18/04, $15.00                             45
                                                                  ----------
             INDEX FUND - LARGE CAP - 1.56%
    4,900      NASDAQ-100 Index Tracking Stock,
                 01/22/05, $35.00                                        931
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
 CONTRACTS                                                         VALUE
------------                                                 ------------------
             PURCHASED OPTIONS (CONTINUED)
             CALL OPTIONS (CONTINUED)
             INTERNET SECURITY - 0.08%
      342      Check Point Software Technologies, Ltd.,
                 10/16/04, $25.00                                 $        1
      350      Verisign, Inc., 12/18/04, $20.00 Call                      49
                                                                  ----------
                                                                          50
                                                                  ----------
             MEDICAL - BIOMEDICAL / GENETICS - 0.01%
      143      Telik, Inc., 10/16/04, $25.00                               3
                                                                  ----------
             MEDICAL - DRUGS - 0.00%
      212      King Pharmaceuticals, Inc., 10/16/04, $15.00                0
      167      Ligand Pharmaceuticals, Inc., Class B,
                 11/20/04, $22.50                                          1
                                                                  ----------
                                                                           1
                                                                  ----------
             TOTAL CALL OPTIONS (COST $1,022)                          1,065
                                                                  ----------
             PUT OPTIONS - 1.32%
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.05%
      268      Micron Technology, Inc., 10/16/04, $13.00                  28
                                                                  ----------
             INDEX FUND - LARGE CAP - 1.23%
    2,058      Mini NDX-100 Index Tracking Stock,
                 12/18/04, $135.00                                       638
      194      Mini NDX-100 Index Tracking Stock,
                 12/18/04, $140.00                                       101
                                                                  ----------
                                                                         739
                                                                  ----------
             INTERNET SECURITY - 0.00%
      280      Check Point Software Technologies Ltd.,
                 10/16/04, $15.00                                          3
                                                                  ----------
             MEDICAL PRODUCTS - 0.04%
      140      Johnson & Johnson, 01/22/05, $55.00                        21
                                                                  ----------
             TOTAL PUT OPTIONS (COST $1,942)                             791
                                                                  ----------
             TOTAL PURCHASED OPTIONS (COST $2,964)                $    1,856
                                                                  ----------
             TOTAL INVESTMENTS (COST $76,447) - 122.42%           $   73,284
                                                                  ----------
             OTHER ASSETS, LESS LIABILITIES - (22.42%) **            (13,419)
                                                                  ----------
             NET ASSETS - 100.00%                                 $   59,865
                                                                  ==========

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
** Includes $14,640 invested in a PNC Bank Money Market Account, which is 0.02% of net assets.
ADR     American Depository Receipt

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF SECURITIES SOLD, NET YET PURCHASED (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             SECURITIES SOLD, NOT YET PURCHASED - (51.59%)
             ADVERTISING SERVICES - (0.32%)
    3,470      Getty Images, Inc.                                 $     (192)
                                                                  ----------
             APPLICATIONS SOFTWARE - (0.89%)
    4,170      Intuit, Inc.                                             (189)
   28,000      Red Hat, Inc.                                            (343)
                                                                  ----------
                                                                        (532)
                                                                  ----------
             AUCTION HOUSE / ART DEALER - (0.54%)
   19,740      Adesa, Inc.                                              (324)
                                                                  ----------
             BEVERAGES NON - ALCOHOLIC - (1.95%)
   13,900      Coca-Cola Company                                        (557)
   22,410      Pepsi Bottling Group, Inc.                               (608)
                                                                  ----------
                                                                      (1,165)
                                                                  ----------
             CAPACITORS - (0.30%)
   21,910      Kemet Corp.                                              (177)
                                                                  ----------
             CHEMICALS - DIVERSIFIED - (0.33%)
    4,110      FMC Corp.                                                (200)
                                                                  ----------
             CHEMICALS - SPECIALTY - (0.77%)
    6,100      Cabot Microelectronics Corp.                             (221)
    4,070      Minerals Technologies, Inc.                              (240)
                                                                  ----------
                                                                        (461)
                                                                  ----------
             COMMERCIAL SERVICES - (0.89%)
   13,800      Weight Watchers International, Inc.                      (536)
                                                                  ----------
             COMMERCIAL SERVICES - FINANCE - (0.92%)
   11,130      H&R Block, Inc.                                          (550)
                                                                  ----------
             COMPUTER SERVICES - (0.65%)
    7,000      Affiliated Computer Services, Inc., Class A              (390)
                                                                  ----------
             COMPUTERS - INTEGRATED SYSTEMS - (0.71%)
    3,340      Kronos, Inc.                                             (148)
    9,140      National Instruments Corp.                               (277)
                                                                  ----------
                                                                        (425)
                                                                  ----------
             COMPUTERS - MEMORY DEVICES - (2.62%)
   16,490      Imation Corp.                                            (587)
    6,950      Lexar Media, Inc.                                         (58)

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             COMPUTERS - MEMORY DEVICES (CONTINUED)
    9,900      Network Appliance, Inc.                            $     (228)
   28,660      Seagate Technology                                       (388)
   12,210      Storage Technology Corp.                                 (308)
                                                                  ----------
                                                                      (1,569)
                                                                  ----------
             COSMETICS & TOILETRIES - (0.90%)
   11,900      Colgate-Palmolive Co.                                    (538)
                                                                  ----------
             DATA PROCESSING / MANAGEMENT - (1.48%)
   14,900      Acxiom Corp.                                             (354)
    9,800      First Data Corp.                                         (426)
    4,140      Total System Services, Inc.                              (105)
                                                                  ----------
                                                                        (885)
                                                                  ----------
             DENTAL SUPPLIES & EQUIPMENT - (1.12%)
    8,760      Patterson Companies, Inc.                                (671)
                                                                  ----------
             E-COMMERCE / SERVICES - (0.86%)
    5,600      eBay, Inc.                                               (515)
                                                                  ----------
             ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.47%)
   23,990      AVX Corp.                                                (284)
                                                                  ----------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.51%)
   14,060      Broadcom Corp., Class A                                  (384)
   19,190      Cree, Inc.                                               (586)
   29,370      Microchip Technology, Inc.                               (788)
   61,950      Micron Technology, Inc.                                  (745)
   27,790      PMC-Sierra, Inc.                                         (245)
   46,190      STMicroelectronics N.V.                                  (798)
   16,660      Texas Instruments, Inc.                                  (355)
                                                                  ----------
                                                                      (3,901)
                                                                  ----------
             ELECTRONIC MEASURING INSTRUMENTS - (0.34%)
   11,660      Itron, Inc.                                              (203)
                                                                  ----------
             ELECTRONIC PARTS DISTRIBUTION - (2.53%)
   38,300      Arrow Electronics, Inc.                                  (865)
   38,110      Avnet, Inc.                                              (652)
                                                                  ----------
                                                                      (1,517)
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             ELECTRONIC PRODUCTS - MISCELLANEOUS - (1.01%)
   20,270      Molex, Inc.                                        $     (604)
                                                                  ----------
             ENTERPRISE SOFTWARE / SERVICES - (1.00%)
   13,700      Computer Associates International, Inc.                  (360)
   13,890      Open Text Corporation                                    (240)
                                                                  ----------
                                                                        (600)
                                                                  ----------
             ENTERTAINMENT SOFTWARE - (0.51%)
    6,690      Electronic Arts, Inc.                                    (308)
                                                                  ----------
             FOOD - RETAIL - (0.40%)
    2,800      Whole Foods Market, Inc.                                 (240)
                                                                  ----------
             FOOD - WHOLESALE / DISTRIBUTION - (1.33%)
   10,270      SUPERVALU, Inc.                                          (283)
   17,240      Sysco Corp.                                              (516)
                                                                  ----------
                                                                        (799)
                                                                  ----------
             HEALTH CARE COST CONTAINMENT - (0.45%)
   10,420      McKesson Corp.                                           (267)
                                                                  ----------
             HOTELS & MOTELS - (0.58%)
   18,390      Hilton Hotels Corp.                                      (346)
                                                                  ----------
             INSTRUMENTS - SCIENTIFIC - (0.63%)
   19,950      Applera Corp. - Applied Biosystems Group                 (376)
                                                                  ----------
             INTERNET SECURITY - (0.26%)
    8,060      RSA Security, Inc.                                       (156)
                                                                  ----------
             LASERS - SYSTEMS / COMPONENTS - (0.72%)
   15,070      Cymer, Inc.                                              (432)
                                                                  ----------
             MEDICAL - BIOMEDICAL / GENETICS - (1.62%)
   18,350      Affymetrix, Inc.                                         (564)
    7,130      Amgen, Inc.                                              (404)
                                                                  ----------
                                                                        (968)
                                                                  ----------
             MEDICAL - DRUGS - (2.22%)
   12,160      Eli Lilly & Co.                                          (730)
   11,690      Merck & Co., Inc.                                        (386)
    6,950      Pfizer, Inc.                                             (213)
                                                                  ----------
                                                                      (1,329)
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             MEDICAL - HOSPITALS - (1.63%)
   13,720      HCA, Inc.                                          $     (524)
   22,040      Health Management Associates, Inc.                       (450)
                                                                  ----------
                                                                        (974)
                                                                  ----------
             MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.72%)
    7,990      AmerisourceBergen Corp.                                  (429)
                                                                  ----------
             MEDICAL INSTRUMENTS - (0.40%)
    4,740      Ventana Medical Systems, Inc.                            (239)
                                                                  ----------
             MOTORCYCLE / MOTOR SCOOTER - (0.72%)
    7,220      Harley-Davidson, Inc.                                    (429)
                                                                  ----------
             NETWORKING PRODUCTS - (0.15%)
    8,580      Atheros Communications, Inc.                              (87)
                                                                  ----------
             OFFICE FURNISHINGS - ORIGINAL - (0.63%)
   15,210      Herman Miller, Inc.                                      (375)
                                                                  ----------
             PHARMACY SERVICES - (0.46%)
    4,200      Express Scripts, Inc.                                    (274)
                                                                  ----------
             PUBLISHING - NEWSPAPERS - (1.61%)
   11,120      Dow Jones & Co., Inc.                                    (452)
   13,070      New York Times Co., Class A                              (511)
                                                                  ----------
                                                                        (963)
                                                                  ----------
             RADIO - (0.92%)
  172,110      Sirius Satellite Radio, Inc.                             (551)
                                                                  ----------
             RETAIL - DISCOUNT - (0.71%)
   19,250      TJX Companies, Inc.                                      (424)
                                                                  ----------
             SCHOOLS - (0.52%)
   14,910      DeVry, Inc.                          (a)                 (309)
                                                                  ----------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.48%)
   38,680      Micrel, Inc.                                             (403)
   27,970      Power Integrations, Inc.                                 (571)
   51,950      Semiconductor Manufacturing International
                 Corp. - ADR                                            (513)
                                                                  ----------
                                                                      (1,487)
                                                                  ----------

BACAP OPPORTUNITY STRATEGY, LLC
SCHEDULE OF SECURITIES SOLD, NET YET PURCHASED (IN THOUSANDS) (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2004
   SHARES                                                          VALUE
------------                                                 ------------------
             SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             SEMICONDUCTOR EQUIPMENT - (2.00%)
   26,880      ATMI, Inc.                                         $     (550)
   11,420      DuPont Photomasks, Inc.                                  (195)
   17,120      Novellus Systems, Inc.                                   (455)
                                                                  ----------
                                                                      (1,200)
                                                                  ----------
             TELEPHONE - INTEGRATED - (1.94%)
   17,340      BellSouth Corp.                                          (470)
   26,730      SBC Communications, Inc.                                 (694)
                                                                  ----------
                                                                      (1,164)
                                                                  ----------
             THEATERS - (0.32%)
   10,120      Regal Entertainment Group, Class A                       (193)
                                                                  ----------
             WIRELESS EQUIPMENT - (0.55%)
   51,980      RF Micro Devices, Inc.                                   (330)
                                                                  ----------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $31,509)                                  $  (30,888)
                                                                  ==========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        BACAP Opportunity Strategy, LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Larry Morgenthal
                         -------------------------------------------------------
                           Larry Morgenthal, President
                           (principal executive officer)

Date    November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Larry Morgenthal
                         -------------------------------------------------------
                           Larry Morgenthal, President
                           (principal executive officer)

Date    November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Eric Pisauro
                         -------------------------------------------------------
                           Eric Pisauro, Chief Financial Officer
                           (principal financial officer)

Date    November 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.